OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response:10.50


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


                             Elfun Diversified Fund

   Schedule of Investments (dollars in thousands) - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                              Number of                      Value
                                                                               Shares
Domestic Equity - 32.7%
------------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.                                                      3,415                         $ 281 (a)
Hexcel Corp.                                                                  28,715                           274 (a)
Honeywell International Inc.                                                   4,552                           143
ITT Corp.                                                                      8,302                           369
Rockwell Collins, Inc.                                                         3,903                           163
                                                                                                             1,230

Beverages - 1.2%
Molson Coors Brewing Co. (Class B)                                             2,729                           116
Pepsi Bottling Group, Inc.                                                    16,450                           557
PepsiCo, Inc.                                                                 31,678                         1,741
                                                                                                             2,414

Biotechnology - 1.8%
Amgen Inc.                                                                    37,185                         1,969 (a)
Amylin Pharmaceuticals, Inc.                                                  10,444                           141 (a)
Gilead Sciences, Inc.                                                         27,792                         1,302 (a)
Vertex Pharmaceuticals Inc.                                                    6,203                           221 (a)
                                                                                                             3,633

Capital Markets - 2.6%
Affiliated Managers Group Inc.                                                 4,646                           270 (a)
Ameriprise Financial, Inc.                                                     8,796                           214
Greenhill & Company Inc.                                                       1,471                           106
Invesco Ltd.                                                                   5,875                           105
Morgan Stanley                                                                 6,171                           176
State Street Corp.                                                            40,414                         1,908 (e)
The Bank of New York Mellon Corp.                                             12,357                           362
The Charles Schwab Corp.                                                      14,012                           383
The Goldman Sachs Group, Inc                                                  10,656                         1,571
                                                                                                             5,095

Chemicals - 0.7%
Intrepid Potash, Inc.                                                          6,985                           196 (a)
Monsanto Co.                                                                  12,770                           949
Praxair, Inc.                                                                  3,532                           251
                                                                                                             1,396

Commercial Banks - 0.3%
SunTrust Banks, Inc.                                                          22,500                           371
US Bancorp                                                                     5,528                            99
Wells Fargo & Co.                                                              6,511                           158
Zions Bancorporation                                                           2,548                            29
                                                                                                               657

Commercial Services & Supplies - 0.6%
Corrections Corporation of America                                            36,989                           628 (a)
Iron Mountain Inc.                                                            18,505                           532 (a)
                                                                                                             1,160

Communications Equipment - 1.9%
Cisco Systems, Inc.                                                           86,107                         1,605 (a)
Harris Corp.                                                                   2,092                            59
Harris Stratex Networks, Inc. (Class A)                                          519                             3 (a)
Juniper Networks, Inc.                                                        10,812                           255 (a)
QUALCOMM Inc.                                                                 39,435                         1,782
                                                                                                             3,704

Computers & Peripherals - 0.5%
Hewlett-Packard Co.                                                           11,965                           462
International Business Machines Corp.                                          4,291                           448
                                                                                                               910

Diversified Financial Services - 1.1%
Bank of America Corp.                                                         12,990                           171
CME Group Inc.                                                                 3,472                         1,080
JPMorgan Chase & Co.                                                          27,272                           930
                                                                                                             2,181

Diversified Telecommunication Services - 0.3%
AT&T Inc.                                                                     14,630                           363
Verizon Communications Inc.                                                    7,416                           228
                                                                                                               591

Electric Utilities - 0.5%
American Electric Power Comapny Inc.                                           2,352                            68
Edison International                                                           8,846                           278
Entergy Corp.                                                                    975                            76
ITC Holdings Corp.                                                             8,065                           366
Northeast Utilities                                                            8,004                           179
                                                                                                               967

Electronic Equipment, Instruments & Components - 0.3%
Cogent, Inc.                                                                  14,496                           156 (a)
Corning Inc.                                                                  24,427                           393
                                                                                                               549

Energy Equipment & Services - 1.1%
Dresser-Rand Group Inc.                                                        7,183                           188 (a)
Halliburton Co.                                                               11,053                           229
National Oilwell Varco, Inc.                                                   3,057                           100 (a)
Noble Corp.                                                                    3,186                            96
Schlumberger Ltd.                                                             25,772                         1,394
Weatherford International Ltd.                                                 8,693                           170 (a)
                                                                                                             2,177

Food Products - 0.4%
Archer-Daniels-Midland Co.                                                     2,506                            67
Kraft Foods Inc. (Class A)                                                     7,806                           198
McCormick & Company Inc.                                                      14,413                           469
                                                                                                               734

Gas Utilities - 0.1%
EQT CORP.                                                                      3,188                           111

Healthcare Equipment & Supplies - 1.5%
Becton Dickinson & Co.                                                         1,677                           120
Boston Scientific Corp.                                                       24,390                           247 (a)
Covidien Plc                                                                  15,648                           586
DENTSPLY International Inc.                                                    3,687                           113
Gen-Probe Inc.                                                                 3,839                           165 (a)
Hologic, Inc.                                                                 25,651                           365 (a)
Masimo Corp.                                                                  12,464                           301 (a)
Medtronic, Inc.                                                               13,520                           472
ResMed, Inc.                                                                  13,171                           536 (a)
                                                                                                             2,905

Healthcare Providers & Services - 1.2%
Aetna Inc.                                                                     8,891                           223
Cardinal Health, Inc.                                                          8,972                           274
Catalyst Health Solutions, Inc.                                                7,333                           183 (a)
Express Scripts, Inc.                                                         11,379                           782 (a)
McKesson Corp.                                                                 1,956                            86
Psychiatric Solutions, Inc.                                                    4,957                           113 (a)
UnitedHealth Group, Inc.                                                      27,276                           681
                                                                                                             2,342

Hotels Restaurants & Leisure - 0.4%
Carnival Corp.                                                                16,297                           420
Life Time Fitness, Inc.                                                        5,297                           106 (a)
Penn National Gaming, Inc.                                                     5,433                           158 (a)
The Cheesecake Factory Inc.                                                    8,631                           149 (a)
                                                                                                               833

Household Durables - 0.2%
MDC Holdings, Inc.                                                             1,868                            56
Clorox Co.                                                                       977                            55
Kimberly-Clark Corp.                                                           2,600                           136
The Procter & Gamble Co.                                                       1,948                           100
                                                                                                               347

Industrial Conglomerates - 0.2%
McDermott International, Inc.                                                  4,242                            86 (a)
Textron, Inc.                                                                 32,424                           313
                                                                                                               399

Insurance - 1.2%
ACE Ltd.                                                                      13,713                           606
Aflac Inc.                                                                    12,804                           398
AON Corp.                                                                      4,293                           163
Chubb Corp.                                                                    1,302                            52
HCC Insurance Holdings, Inc.                                                  18,435                           443
MetLife, Inc.                                                                  8,906                           267
PartnerRe Ltd.                                                                 1,300                            84
Principal Financial Group, Inc.                                                1,039                            20
Prudential Financial, Inc.                                                     4,473                           167
The Travelers Companies, Inc.                                                  3,643                           150
                                                                                                             2,350

Internet Software & Services - 0.5%
Equinix, Inc.                                                                    759                            55 (a)
Google Inc. (Class A)                                                          1,754                           739 (a)
MercadoLibre, Inc.                                                             9,941                           267 (a)
                                                                                                             1,061

IT Services - 1.1%
Affiliated Computer Services, Inc. (Class A)                                   8,854                           393 (a)
Cognizant Technology Solutions Corp. (Class A)                                11,342                           303 (a)
Cybersource Corp.                                                              4,692                            72 (a)
DST Systems, Inc.                                                              2,209                            82 (a)
Fidelity National Information Services, Inc.                                   3,994                            80
Paychex, Inc.                                                                 13,470                           339
The Western Union Co.                                                         64,885                         1,065
Visa, Inc. (Class A)                                                           2,193                           137
                                                                                                             2,471

Life Sciences Tools & Services - 0.6%
Covance Inc.                                                                   5,713                           281 (a)
Illumina, Inc.                                                                 5,936                           231 (a)
Life Technologies Corp.                                                        3,444                           144 (a)
Mettler-Toledo International, Inc.                                             2,438                           188 (a)
Thermo Fisher Scientific, Inc.                                                 8,158                           333 (a)
                                                                                                             1,177

Machinery - 0.3%
Deere & Co.                                                                    5,291                           211
Eaton Corp.                                                                    2,992                           133
Harsco Corp.                                                                   7,796                           221
                                                                                                               565

Media - 1.9%
Comcast Corp. (Class A)                                                       71,624                         1,010
Liberty Global, Inc. (Series C)                                               24,551                           388 (a)
Liberty Media Corp - Entertainment (Series A)                                 26,734                           715 (a)
Omnicom Group Inc.                                                            23,800                           752
Regal Entertainment Group (Class A)                                           17,083                           227
The Walt Disney Co.                                                            5,528                           129
Time Warner Inc.                                                              20,024                           504
Viacom, Inc. (Class B)                                                         1,947                            44 (a)
                                                                                                             3,769

Metals & Mining - 0.4%
Allegheny Technologies Inc.                                                   12,083                           422
Freeport-McMoRan Copper & Gold Inc.                                            9,029                           452
                                                                                                               874

Multiline Retail - 0.4%
Kohl's Corp.                                                                   8,242                           353 (a)
Target Corp.                                                                  11,494                           453
                                                                                                               806

Multi-Utilities - 0.2%
Dominion Resources, Inc.                                                       7,805                           261
DTE Energy Co.                                                                 2,366                            76
SCANA Corp.                                                                    4,274                           139
                                                                                                               476

Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.                                                                   5,592                           403
Chevron Corp.                                                                  2,796                           185
Devon Energy Corp.                                                             3,903                           213
Exxon Mobil Corp.                                                             16,110                         1,126 (h)
Hess Corp.                                                                     1,171                            63
Marathon Oil Corp.                                                            32,501                           979
Occidental Petroleum Corp.                                                     3,252                           214
Peabody Energy Corp.                                                           3,730                           112
Southwestern Energy Co.                                                       13,485                           524 (a)
                                                                                                             3,819

Paper & Forest Products - 0.0%*
Weyerhaeuser Co.                                                               2,599                            79

Personal Products - 0.3%
Alberto-Culver Co.                                                            17,341                           441
Avon Products, Inc.                                                            1,300                            34
Mead Johnson Nutrition Co. (Class A)                                           3,905                           124 (a)
The Estee Lauder Companies Inc. (Class A)                                      1,109                            36
                                                                                                               635

Pharmaceuticals - 0.6%
Abbott Laboratories                                                            8,445                           397
Bristol-Myers Squibb Co.                                                      14,964                           304
Merck & Company Inc.                                                           1,953                            55
Pfizer Inc.                                                                    6,000                            90
Wyeth                                                                          6,974                           317
                                                                                                             1,163

Professional Services - 0.2%
HIS, Inc. (Class A)                                                            4,189                           209 (a)
Monster Worldwide, Inc.                                                       10,484                           124 (a)
                                                                                                               333

Real Estate Investment Trusts (REIT's) - 0.0%*
Douglas Emmett, Inc. (REIT)                                                    7,752                            70

Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. (Class A)                                        47,256                           442 (a)

Road & Rail - 0.1%
Union Pacific Corp.                                                            3,119                           162

Semiconductors & Semiconductor Equipment - 0.9%
Hittite Microwave Corp.                                                        7,444                           259 (a)
Intel Corp.                                                                   52,210                           864
Kla-Tencor Corp.                                                               3,780                            95
Lam Research Corp.                                                             4,879                           127 (a)
Marvell Technology Group Ltd.                                                 19,593                           228 (a)
MEMC Electronic Materials, Inc.                                                1,304                            23 (a)
Microchip Technology Inc.                                                      4,915                           111
Texas Instruments Inc.                                                         5,535                           118
                                                                                                             1,825

Software - 2.1%
Activision Blizzard, Inc.                                                     26,670                           337 (a)
Blackboard Inc.                                                                4,544                           131 (a)
Citrix Systems, Inc.                                                           8,418                           268 (a)
Intuit, Inc.                                                                  25,166                           709 (a)
Macrovision Solutions Corp.                                                   22,231                           485 (a)
Microsoft Corp.                                                               89,366                         2,125
Oracle Corp.                                                                   7,806                           167
                                                                                                             4,222

Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.                                                       35,326                         1,087 (a,h)
Lowe's Companies, Inc.                                                        28,711                           557
O'Reilly Automotive, Inc.                                                      8,581                           327 (a)
Urban Outfitters, Inc.                                                         3,881                            81 (a)
                                                                                                             2,052

Textiles Apparel & Luxury Goods - 0.1%
Coach, Inc.                                                                    7,755                           208

Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.                                                7,869                           118

Tobacco - 0.2%
Altria Group, Inc.                                                             1,954                            32
Philip Morris International Inc.                                               7,860                           343
                                                                                                               375

Water Utilities - 0.1%
American Water Works Company, Inc.                                            10,631                           203

Wireless Telecommunication Services - 0.8%
American Tower Corp. (Class A)                                                11,478                           362 (a)
NII Holdings, Inc.                                                            53,745                         1,025 (a)
Syniverse Holdings, Inc.                                                       9,811                           157 (a)
                                                                                                             1,544

Total Domestic Equity                                                                                       65,134
(Cost $77,350)


------------------------------------------------------------------------------------------------------------------------------------
Foreign Equity - 20.9%
------------------------------------------------------------------------------------------------------------------------------------


Common Stock - 20.6%

Aerospace & Defense - 0.2%
CAE, Inc.                                                                     61,748                           367
Elbit Systems Ltd.                                                               483                            29
                                                                                                               396

Auto Components - 0.0%*
Hankook Tire Company Ltd.                                                      3,320                            43 (a)

Automobiles - 0.3%
Toyota Motor Corp.                                                            13,730                           522
Toyota Motor Corp. ADR                                                           455                            34
                                                                                                               556

Beverages - 0.2%
Coca-Cola Icecek AS (Class C)                                                  9,128                            52
Diageo PLC                                                                     7,248                           104
Heineken N.V.                                                                  3,900                           145
                                                                                                               301

Capital Markets - 0.7%
Credit Suisse Group AG (Regd.)                                                11,189                           510
Egyptian Financial Group-Hermes Holding                                        8,753                            35
Nomura Holdings Inc.                                                          90,768                           766
Woori Investment & Securities Company Ltd.                                     3,140                            37
Yuanta Financial Holding Company Ltd.                                         59,695                            40 (a)
                                                                                                             1,388

Chemicals - 0.9%
Linde AG                                                                       4,268                           350
Potash Corp of Saskatchewan Inc.                                               4,920                           460
Potash Corp of Saskatchewan Inc.                                               1,624                           151
Sinofert Holdings Ltd.                                                       132,000                            66
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                         3,799                           137
Syngenta AG                                                                    1,371                           318
Taiwan Fertilizer Company Ltd.                                                21,000                            62
Toray Industries Inc.                                                         31,837                           162
                                                                                                             1,706

Commercial Banks - 2.9%
Akbank TAS                                                                    13,458                            60
Banco do Brasil S.A.                                                           3,900                            42
Banco Santander Chile ADR                                                      1,118                            52
Banco Santander S.A. (Regd.)                                                  86,627                         1,040
Bank of China Ltd.                                                            81,000                            39
BNP Paribas                                                                   13,154                           853
China Construction Bank Corp.                                                 57,000                            44
China Merchants Bank Company Ltd.                                             26,250                            60
Credit Agricole S.A.                                                          31,853                           397
Grupo Financiero Banorte SAB de C.V. (Series O)                               24,443                            59
HSBC Holdings PLC                                                             47,877                           396
ICICI Bank Ltd.                                                                4,864                            74
Industrial & Commercial Bank of China                                        115,199                            80
Intesa Sanpaolo S.p.A.                                                        90,980                           293
KB Financial Group Inc.                                                        7,977                           268
Lloyds Banking Group PLC                                                     397,708                           458
Metropolitan Bank & Trust                                                     56,600                            37
Mitsubishi UFJ Financial Group Inc.                                          129,238                           801
Siam Commercial Bank PCL                                                      13,242                            29
Standard Bank Group Ltd.                                                       3,800                            44
State Bank of India Ltd.                                                       1,672                            61
Sumitomo Mitsui Financial Group Inc.                                           6,492                           264
The Bank of Yokohama Ltd.                                                     45,605                           244
                                                                                                             5,695

Commercial Services & Supplies - 0.4%
Brambles Ltd.                                                                108,251                           522
G4S PLC                                                                       38,231                           131
G4S PLC                                                                       60,044                           206
                                                                                                               859

Communications Equipment - 0.9%
Nokia OYJ                                                                     28,174                           413
Research In Motion Ltd.                                                       18,615                         1,323 (a)
ZTE Corp.                                                                      9,986                            35
                                                                                                             1,771

Computers & Peripherals - 0.1%
Asustek Computer Inc.                                                         32,093                            42
HTC Corp.                                                                      5,112                            72
                                                                                                               114

Construction & Engineering - 0.3%
China Communications Construction Company Ltd.                                37,000                            43
China State Construction International Holdings Ltd.                         152,775                            53
Doosan Heavy Industries and Construction Company Ltd.                            540                            26
Empresas ICA SAB de C.V.                                                      19,110                            33 (a)
Larsen & Toubro Ltd.                                                          11,927                           391
Murray & Roberts Holdings Ltd.                                                 7,563                            49
Vinci S.A.                                                                     6,323                           284
                                                                                                               879

Construction Materials - 0.1%
Cemex SAB de C.V. ADR                                                          3,484                            33 (a)
CRH PLC                                                                       10,197                           232
                                                                                                               265

Diversified Financial Services - 0.1%
Deutsche Boerse AG                                                             2,494                           193

Diversified Telecommunication Services - 0.4%
Hellenic Telecommunications Organization S.A.                                  3,869                            59
Singapore Telecommunications Ltd.                                             55,254                           115
Telefonica S.A.                                                               15,529                           351
Telekomunikasi Indonesia Tbk PT (Series B)                                    63,000                            46
Telkom S.A. Ltd.                                                               2,001                            10
Telstra Corporation Ltd.                                                      55,166                           151
                                                                                                               732

Electric Utilities - 0.3%
CEZ AS                                                                           646                            29
E.ON AG                                                                        9,543                           338
Iberdrola S.A.                                                                28,923                           235
Iberdrola S.A.                                                                 6,856                            54 (a)
                                                                                                               656

Electrical Equipment - 0.4%
ABB Ltd. (Regd.)                                                              19,258                           302 (a)
ABB Ltd. ADR                                                                  16,912                           267
Alstom S.A.                                                                    1,677                            99
China High Speed Transmission Equipment Group Company Ltd.                    15,660                            31
Zhuzhou CSR Times Electric Company Ltd.                                       23,565                            33
                                                                                                               732

Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics, Inc.                                                       26,761                            61
HON HAI Precision Industry Company Ltd.                                       13,742                            43
                                                                                                               104

Energy Equipment & Services - 1.0%
Saipem S.p.A.                                                                  4,930                           120
Tesco Corp.                                                                    8,775                            70 (a)
Transocean Ltd.                                                               24,209                         1,798 (a)
                                                                                                             1,988

Food & Staples Retailing - 0.6%
Centros Comerciales Sudamericanos S.A. ADR                                       700                            28 (b)
Koninklijke Ahold N.V.                                                        13,995                           161
Metro AG                                                                       5,916                           282
President Chain Store Corp.                                                   13,000                            33 (a)
Shinsegae Company Ltd.                                                           160                            63
Tesco PLC                                                                     99,006                           577
X5 Retail Group N.V. GDR                                                       1,853                            28 (a)
                                                                                                             1,172

Food Products - 1.0%
Cosan SA Industria e Comercio                                                  3,600                            26 (a)
Groupe Danone                                                                 14,510                           716
IOI Corp. Bhd                                                                 39,000                            52
Nestle India Ltd.                                                                652                            27
Nestle S.A. (Regd.)                                                           23,210                           873
Nestle S.A. ADR                                                                3,254                           122
Perdigao S.A.                                                                  2,700                            52 (a)
Uni-President Enterprises Corp.                                               49,000                            51
Want Want China Holdings Ltd.                                                 47,462                            27
                                                                                                             1,946

Healthcare Equipment & Supplies - 0.2%
Cie Generale d'Optique Essilor International S.A.                              8,451                           403

Healthcare Providers & Services - 0.0%*
Diagnosticos da America S.A.                                                   4,069                            71 (a)

Hotels Restaurants & Leisure - 0.0%*
AGTech Holdings Ltd.                                                         189,339                             7 (a)
Alsea SAB de C.V.                                                             61,893                            35
China Travel International Inv.                                              144,198                            32
                                                                                                                74

Household Durables - 0.0%*
Desarrolladora Homex SAB de C.V.                                               8,913                            41 (a)

Household Products - 0.4%
LG Household & Health Care Ltd.                                                  190                            32
Reckitt Benckiser Group PLC                                                   15,732                           717
                                                                                                               749

Independent Power Producers & Energy Traders - 0.0%*
Huaneng Power International, Inc.                                             50,000                            35

Industrial Conglomerates - 0.4%
Chongqing Machinery & Electric Company Ltd.                                   99,343                            16 (a)
Koninklijke Philips Electronics N.V.                                          21,898                           403
Siemens AG (Regd.)                                                             6,690                           461
                                                                                                               880

Insurance - 0.6%
AXA S.A.                                                                       9,142                           172
China Life Insurance Company Ltd.                                             20,091                            74
Prudential PLC                                                                52,038                           354
Samsung Fire & Marine Insurance Company Ltd.                                     340                            50
Sony Financial Holdings Inc.                                                     178                           492 (a)
                                                                                                             1,142

Internet Software & Services - 0.3%
Baidu, Inc ADR                                                                 1,842                           555 (a)
Sohu.com Inc.                                                                    242                            15 (a)
                                                                                                               570

Machinery - 0.1%
China South Locomotive and Rolling Stock Corp.                                49,259                            29 (a)
Mitsubishi Heavy Industries Ltd.                                              64,000                           265
                                                                                                               294

Media - 0.2%
Focus Media Holding Ltd. ADR                                                   5,784                            47 (a)
Vivendi                                                                       18,338                           438
                                                                                                               485

Metals & Mining - 1.0%
Anglo American PLC                                                             2,472                            71
Anglo Platinum Ltd.                                                              602                            43
Barrick Gold Corp.                                                             3,902                           131
BHP Billiton PLC                                                              23,580                           530
Harmony Gold Mining Company Ltd. ADR                                           3,643                            38 (a)
Hidili Industry International Development Ltd.                                57,000                            44
Kinross Gold Corp.                                                             6,830                           125
New World Resources N.V. (Class A)                                             4,982                            23
Polymetal GDR                                                                  3,113                            28 (a,b)
POSCO                                                                            190                            63
Rio Tinto PLC                                                                  2,786                            32 (a)
Rio Tinto PLC (Regd.)                                                          5,582                           194
Sumitomo Metal Industries Ltd.                                               119,004                           317
Vale S.A.                                                                     22,332                           343
                                                                                                             1,982

Multi-Utilities - 0.7%
GDF Suez                                                                       5,148                           192
National Grid PLC                                                             61,423                           554
RWE AG                                                                         1,277                           100
Veolia Environnement                                                          16,766                           494
                                                                                                             1,340

Oil, Gas & Consumable Fuels - 1.8%
BG Group PLC                                                                  25,673                           430
BP PLC                                                                        26,084                           205
China Petroleum & Chemical Corp.                                              53,743                            41
China Shenhua Energy Company Ltd.                                             15,000                            55
CNOOC Ltd.                                                                    43,000                            53
ENI S.p.A.                                                                    17,201                           407
Gazprom OAO ADR                                                                7,016                           142
LUKOIL ADR                                                                     1,370                            61
Paladin Energy Ltd.                                                           59,643                           238 (a)
PetroChina Company Ltd.                                                       50,000                            56
Petroleo Brasileiro S.A. ADR                                                  15,776                           526
Reliance Industries Ltd.                                                         722                            31
Reliance Industries Ltd. GDR                                                     797                            66 (b)
Suncor Energy, Inc.                                                           16,796                           510
Total S.A.                                                                    13,050                           704
                                                                                                             3,525

Personal Products - 0.3%
Shiseido Company Ltd.                                                         32,294                           530

Pharmaceuticals - 1.1%
Bayer AG                                                                       9,291                           498
Novartis AG (Regd.)                                                           11,785                           477
Roche Holding AG                                                               7,867                         1,068
Teva Pharmaceutical Industries Ltd. ADR                                        1,556                            77
Yuhan Corp.                                                                      163                            24
                                                                                                             2,144

Professional Services - 0.1%
The Capita Group PLC                                                          15,126                           178

Real Estate Investment Trusts (REIT's) - 0.0%*
Unibail-Rodamco (REIT)                                                           565                            84

Real Estate Management & Development - 0.5%
CapitaLand Ltd.                                                               75,000                           192
Franshion Properties China Ltd.                                              129,459                            44
Hung Poo Real Estate Development Corp.                                        40,480                            51
Mitsubishi Estate Company Ltd.                                                31,982                           534
Shenzhen Investment Ltd.                                                     101,271                            43
Sun Hung Kai Properties Ltd.                                                  11,177                           140
                                                                                                             1,004

Road & Rail - 0.2%
East Japan Railway Co.                                                         5,253                           316

Semiconductors & Semiconductor Equipment - 0.5%
ASM Pacific Technology Ltd.                                                    7,407                            38
Samsung Electronics Company Ltd.                                                 990                           460
Taiwan Semiconductor Manufacturing Company Ltd.                              267,442                           446
Taiwan Semiconductor Manufacturing Company Ltd. ADR                            4,567                            43
                                                                                                               987

Software - 0.1%
Nintendo Company Ltd.                                                            900                           248

Specialty Retail - 0.2%
Esprit Holdings Ltd.                                                          27,228                           153
Hennes & Mauritz AB (Series B)                                                 3,519                           175
                                                                                                               328

Textiles Apparel & Luxury Goods - 0.1%
Adidas AG                                                                      4,125                           157

Tobacco - 0.0%*
ITC Ltd.                                                                      16,731                            67

Transportation Infrastructure - 0.0%*
Dalian Port PDA Company Ltd.                                                  47,082                            19

Water Utilities - 0.0%
Pan Asia Environmental Protection Group Ltd.                                 120,884                            19

Wireless Telecommunication Services - 0.9%
America Movil SAB de C.V. ADR (Series L)                                       7,232                           281
Bharti Airtel Ltd.                                                             3,210                            54 (a)
China Mobile Ltd.                                                             23,099                           231
Idea Cellular Ltd.                                                            18,396                            27 (a)
Mobile Telesystems OJSC ADR                                                      719                            27
MTN Group Ltd.                                                                27,970                           428
Philippine Long Distance Telephone Co.                                           630                            31
Turkcell Iletisim Hizmet AS                                                    1,801                            10
Turkcell Iletisim Hizmet AS ADR                                                3,816                            53
Vodafone Group PLC                                                           371,366                           717
                                                                                                             1,859

Total Common Stock                                                                                          41,027
(Cost $50,944)


------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
------------------------------------------------------------------------------------------------------------------------------------


Commercial Banks - 0.1%
Itau Unibanco Banco Multiplo S.A.                                              9,065                           144

Electric Utilities - 0.0%*
Cia Energetica de Minas Gerais                                                 2,175                            29 (a)

Media - 0.0%*
NET Servicos de Comunicacao S.A.                                               3,808                            37

Metals & Mining - 0.1%
Cia Vale do Rio Doce                                                          12,121                           185

Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro S.A.                                                       4,982                            83

Wireless Telecommunication Services - 0.0%*
Vivo Participacoes S.A.                                                        4,686                            89

Total Preferred Stock                                                                                          567
(Cost $536)

Total Foreign Equity                                                                                        41,594
(Cost $51,480)

                                                                               Principal                     Value
                                                                                Amount
------------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 28.2%
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 6.5%
U.S. Treasury Bonds
3.50%                                           02/15/39                       $ 383                         $ 331
4.50%                                           05/15/38                       1,265                         1,306
U.S. Treasury Notes
0.76%                                           01/31/11                         560                           560 (d)
0.95%                                           03/31/11                       1,457                         1,455 (d)
1.04%                                           04/30/11                       2,035                         2,029 (d)
1.06%                                           05/31/11                         926                           923 (d)
1.25%                                           11/30/10                          45                            45
1.75%                                           03/31/14                       1,041                         1,007
1.88%                                           02/28/14 - 04/30/14            1,223                         1,190
2.25%                                           05/31/14                         437                           431
2.38%                                           03/31/16                          38                            36
2.75%                                           02/15/19                       1,348                         1,263
3.50%                                           02/15/18                          22                            22
3.63%                                           10/31/09                       1,916                         1,937 (h)
3.75%                                           11/15/18                         257                           261
4.50%                                           11/15/10 - 05/15/17               88                            95
4.63%                                           11/15/09                          55                            56
                                                                                                            12,947

Federal Agencies - 2.8%
Federal Home Loan Banks
5.00%                                           11/17/17                         200                           213 (h)
Federal Home Loan Mortgage Corp.
4.13%                                           12/21/12 - 09/27/13              812                           862
4.88%                                           02/09/10                         960                           986
5.13%                                           11/17/17                       1,100                         1,207
Federal National Mortgage Assoc.
2.75%                                           03/13/14                         512                           511
3.63%                                           02/12/13                         334                           351
3.88%                                           07/12/13                       1,346                         1,417
                                                                                                             5,547

Agency Mortgage Backed - 9.3%
Federal Home Loan Mortgage Corp.
4.50%                                           06/01/33 - 02/01/35              115                           115 (h)
5.00%                                           03/01/35 - 06/01/39            1,768                         1,802 (h)
5.50%                                           05/01/20 - 04/01/39              668                           694 (h)
6.00%                                           04/01/17 - 11/01/37              823                           859 (h)
6.50%                                           01/01/27 - 07/01/36              216                           234 (h)
7.00%                                           10/01/16 - 08/01/36               80                            87 (h)
7.50%                                           11/01/09 - 09/01/33               27                            30 (h)
8.00%                                           07/01/26 - 11/01/30                7                             9 (h)
8.50%                                           04/01/30 - 05/01/30               25                            28 (h)
5.50%                                           TBA                              865                           893 (c)
Federal National Mortgage Assoc.
4.00%                                           05/01/19 - 06/01/19               88                            91 (h)
4.50%                                           05/01/18 - 02/01/35              465                           475 (h)
4.50%                                           02/01/20                          14                            14 (h,q)
5.00%                                           07/01/20 - 05/01/39            1,131                         1,153 (h)
5.26%                                           04/01/37                          74                            78 (i)
5.47%                                           04/01/37                          62                            65 (i)
5.50%                                           04/01/14 - 04/01/38            4,539                         4,708 (h)
5.50%                                           04/01/37                          58                            61 (i)
5.50%                                           06/01/20                          16                            16 (h,q)
5.52%                                           04/01/37                          27                            28 (i)
5.59%                                           04/01/37                          75                            79 (i)
5.63%                                           03/01/37                           6                             6 (i)
5.68%                                           04/01/37                          54                            57 (i)
5.72%                                           04/01/37                          29                            31 (i)
6.00%                                           02/01/14 - 03/01/38            1,044                         1,098 (h)
6.00%                                           10/01/34 - 01/01/35               83                            86 (h,q)
6.04%                                           10/01/37                          84                            88 (i)
6.50%                                           12/01/14 - 08/01/36              855                           913 (h)
6.50%                                           10/01/34 - 12/01/34               33                            35 (h,q)
7.00%                                           01/01/16 - 06/01/36              204                           224 (h)
7.50%                                           12/01/09 - 03/01/34               54                            60 (h)
8.00%                                           12/01/11 - 11/01/33               58                            63 (h)
8.50%                                           05/01/31                           3                             4 (h)
9.00%                                           04/01/16 - 12/01/22               14                            14 (h)
4.50%                                           TBA                              743                           744 (c)
5.00%                                           TBA                            1,141                         1,175 (c)
5.50%                                           TBA                            1,170                         1,220 (c)
6.50%                                           TBA                              490                           522 (c)
7.00%                                           TBA                               90                            98 (c)
Government National Mortgage Assoc.
4.50%                                           08/15/33 - 09/15/34              174                           174 (h)
5.00%                                           08/15/33                          45                            46 (h,q)
6.00%                                           04/15/30 - 09/15/36               70                            73 (h)
6.50%                                           06/15/24 - 07/15/36               88                            94 (h)
6.50%                                           06/15/34                          18                            19 (h,q)
7.00%                                           03/15/12 - 10/15/36               66                            72 (h)
7.00%                                           06/15/34                          10                            11 (h,q)
7.50%                                           07/15/23 - 04/15/28               40                            44 (h)
8.00%                                           05/15/30                           2                             2 (h)
8.50%                                           10/15/17                          30                            33 (h)
9.00%                                           11/15/16 - 12/15/21               29                            31 (h)
5.50%                                           TBA                               50                            52 (c)
                                                                                                            18,608

Agency Collateralized Mortgage Obligations - 0.6%
Collateralized Mortgage Obligation Trust (Class B)
8.78%                                           11/01/18                           2                             2 (d,h,f)
Federal Home Loan Mortgage Corp.
0.24%                                           09/25/43                         415                             2 (g,h,i,r)
2.88%                                           11/15/37                         123                           107 (d,f)
4.50%                                           10/15/16 - 03/15/19              157                            11 (g,h,r)
5.00%                                           05/15/18 - 12/01/34              830                           107 (g,h,r)
5.00%                                           05/15/38                          52                            51
5.50%                                           04/15/17 - 06/15/33              148                            16 (g,h,r)
6.48%                                           04/15/38                         265                            30 (g,i,r)
7.50%                                           01/15/16                           7                             7 (h)
7.50%                                           07/15/27                          31                             5 (g,h,r)
8.00%                                           04/15/20                           1                             1 (h)
8.00%                                           02/01/23 - 07/01/24                6                             2 (g,h,r)
9.53%                                           12/15/33                          50                            48 (h,i)
14.75%                                          09/15/34                          68                            52 (d,f)
Federal Home Loan Mortgage Corp. REMIC
5.73%                                           08/15/37                         469                            42 (g,i,r)
5.75%                                           05/15/38                         274                            27 (g,i,r)
Federal Home Loan Mortgage STRIPS
4.60%                                           08/01/27                           1                             1 (d,h,f)
Federal National Mortgage Assoc.
1.19%                                           12/25/42                         107                             4 (g,h,i,r)
4.00%                                           02/25/28                           1                             1 (h)
4.50%                                           11/25/13 - 05/25/18               28                             1 (g,r)
4.75%**                                         11/25/14                           9                             - (g,h,r)
5.00%                                           02/25/32                         140                            14 (g,h,r)
5.00%                                           10/25/35 - 08/25/38              142                           138
5.99%                                           03/25/37                         346                            33 (g,i,r)
6.46%                                           05/25/37                         566                            63 (g,i,r)
6.67%                                           03/25/38                         258                            29 (g,i,r)
6.92%                                           01/25/36                         122                            12 (g,i,r)
7.19%                                           05/25/18                         551                            46 (g,h,i,r)
7.29%                                           09/25/42                         287                            49 (g,h,i,r)
7.39%                                           08/25/16                          20                             1 (g,h,i,r)
15.92%                                          03/25/31                          74                            83 (h,i)
Federal National Mortgage Assoc. (Class 1)
4.50%                                           09/01/35 - 01/01/36              357                            51 (g,r)
5.00%                                           05/25/38                         117                            17 (g,r)
Federal National Mortgage Assoc. (Class 2)
4.50%                                           08/01/35                         118                            18 (g,r)
5.00%                                           08/01/34 - 03/25/38              570                            91 (g,r)
5.50%                                           12/01/33                          40                             6 (g,r)
7.50%                                           11/01/23                          61                             1 (g,h,r)
8.00%                                           08/01/23 - 07/01/24               13                             2 (g,h,r)
8.50%**                                         03/01/17 - 07/25/22                5                             - (g,h,r)
9.00%**                                         05/25/22                           2                             - (g,h,r)
Federal National Mortgage Assoc. (Class B)
5.13%                                           12/25/22                           2                             2 (d,h,f)
Federal National Mortgage Assoc. (Class H)
5.00%                                           10/25/22                          40                             4 (g,h,r)
Federal National Mortgage Assoc. REMIC
6.92%                                           08/25/37                         244                            28 (g,i,r)
                                                                                                             1,205

Asset Backed - 0.1%
Bear Stearns Asset Backed Securities Trust (Class A)
0.68%                                           01/25/34                          11                             6 (d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
0.81%                                           03/25/32                          20                            12 (d,h,i)
Countrywide Asset-Backed Certificates
1.17%                                           05/25/33                           4                             2 (h,i)
Countrywide Asset-Backed Certificates (Class A)
0.97%                                           04/25/32                          17                             7 (d,h,i)
Discover Card Master Trust I (Class A)
6.02%                                           06/16/15                          40                            33 (d,i)
Discover Card Master Trust I (Class B) (Series 2)
10.22%                                          05/15/12                          60                            51 (d,i)
Fleet Home Equity Loan Trust (Class A)
0.57%                                           01/20/33                          11                             6 (d,h,i)
Mid-State Trust
7.54%                                           07/01/35                          11                             7 (h)
Residential Asset Mortgage Products Inc. (Class A)
1.00%                                           06/25/32                          20                            10 (d,h,i)
Residential Asset Securities Corp.
0.81%                                           07/25/32                           6                             2 (d,h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                           07/25/30                           3                             3 (h,i)
Wells Fargo Home Equity Trust
3.97%                                           05/25/34                          13                            12 (h,i)
                                                                                                               151

Corporate Notes - 7.3%
Abbott Laboratories
5.88%                                           05/15/16                          65                            71
AMC Entertainment Inc.
8.75%                                           06/01/19                         154                           145 (b)
American Electric Power Company, Inc. (Series C)
5.38%                                           03/15/10                         340                           348 (h)
American Express Company
8.13%                                           05/20/19                          30                            31
Anheuser-Busch InBev Worldwide Inc.
7.20%                                           01/15/14                          59                            63 (b)
7.75%                                           01/15/19                          29                            32 (b)
ARAMARK Corp.
8.50%                                           02/01/15                         142                           138
Archer-Daniels-Midland Co.
6.45%                                           01/15/38                         103                           112
Arizona Public Service Co.
6.25%                                           08/01/16                          80                            79 (h)
AT&T Inc.
6.40%                                           05/15/38                          26                            25
6.70%                                           11/15/13                          84                            92
Banco Nacional de Desenvolvimento Economico e Social
6.50%                                           06/10/19                         200                           200 (b)
Bank of America Corp.
4.88%                                           01/15/13                          15                            15
5.75%                                           12/01/17                         215                           191
7.38%                                           05/15/14                          90                            93
Berkshire Hathaway Finance Corp.
5.00%                                           08/15/13                         120                           126
Bristol-Myers Squibb Co.
5.45%                                           05/01/18                          62                            66
5.88%                                           11/15/36                          34                            35 (h)
Bunge Ltd. Finance Corp.
8.50%                                           06/15/19                          49                            51
Cargill Inc.
5.20%                                           01/22/13                         215                           218 (b)
6.00%                                           11/27/17                           1                             1 (b)
Carolina Power & Light Co.
5.15%                                           04/01/15                          40                            42 (h)
5.70%                                           04/01/35                          20                            20 (h)
6.13%                                           09/15/33                          23                            24 (h)
CBS Corp.
8.88%                                           05/15/19                          30                            29
Chesapeake Energy Corp.
7.25%                                           12/15/18                         144                           125
Citigroup, Inc.
5.13%                                           05/05/14                          52                            47
6.13%                                           11/21/17                          65                            57
6.50%                                           08/19/13                         105                           102
8.50%                                           05/22/19                          72                            73
Clarendon Alumina Production Ltd.
8.50%                                           11/16/21                         100                            75 (b,h)
CME Group Inc.
5.40%                                           08/01/13                         129                           136
Community Health Systems, Inc.
8.88%                                           07/15/15                         146                           143
ConocoPhillips
6.00%                                           01/15/20                          90                            96
Consolidated Edison Company of New York Inc.
5.85%                                           04/01/18                          27                            28
6.65%                                           04/01/19                          28                            31
Corp Nacional del Cobre de Chile - CODELCO
7.50%                                           01/15/19                          30                            34 (b)
COX Communications Inc.
7.13%                                           10/01/12                          17                            18 (h)
7.75%                                           11/01/10                          70                            73 (h)
Credit Suisse
5.50%                                           05/01/14                         146                           152
6.00%                                           02/15/18                         128                           128
CSX Corp.
6.25%                                           03/15/18                          58                            58
CVS Caremark Corp.
5.75%                                           06/01/17                          94                            95
6.60%                                           03/15/19                          28                            30
DASA Finance Corp.
8.75%                                           05/29/18                          26                            26
Diageo Capital PLC
5.20%                                           01/30/13                          47                            49
7.38%                                           01/15/14                          52                            59
Dover Corp.
6.50%                                           02/15/11                          55                            59 (h)
Duke Energy Indiana Inc.
6.35%                                           08/15/38                         100                           110
Dynegy Holdings Inc.
7.50%                                           06/01/15                         146                           122
Eli Lilly & Co.
4.20%                                           03/06/14                          72                            74
Emerson Electric Company
5.00%                                           04/15/19                          40                            40
EOG Resources, Inc.
6.88%                                           10/01/18                         271                           308
ERP Operating LP (REIT)
5.25%                                           09/15/14                          31                            29
European Investment Bank
4.88%                                           01/17/17                         100                           105
GlaxoSmithKline Capital Inc.
4.85%                                           05/15/13                         119                           124
6.38%                                           05/15/38                          28                            30
HCA Inc.
9.25%                                           11/15/16                         130                           128
Hewlett-Packard Co.
5.50%                                           03/01/18                          45                            47
Host Hotels & Resorts LP (REIT)
9.00%                                           05/15/17                         169                           161 (b)
HSBC Bank USA N.A.
4.63%                                           04/01/14                         100                            98
HSBC Finance Corp.
6.75%                                           05/15/11                          50                            51
HSBC Holdings PLC
6.80%                                           06/01/38                         100                           100
IIRSA Norte Finance Ltd.
8.75%                                           05/30/24                         117                           109 (b,h)
Ingles Markets, Inc.
8.88%                                           05/15/17                          77                            76 (b)
Intergen N.V.
9.00%                                           06/30/17                         449                           425 (b)
International Business Machines Corp.
7.63%                                           10/15/18                         100                           120
Johnson & Johnson
5.85%                                           07/15/38                          40                            43
JPMorgan Chase & Co.
6.40%                                           05/15/38                          78                            78
7.00%                                           11/15/09                         110                           112 (h)
JPMorgan Chase Bank
5.88%                                           06/13/16                          75                            72
Kellogg Co.
5.13%                                           12/03/12                          48                            51
Kimberly-Clark Corp.
7.50%                                           11/01/18                          28                            34
Kraft Foods Inc.
6.75%                                           02/19/14                          28                            31
Kreditanstalt fuer Wiederaufbau
3.50%                                           03/10/14                         252                           257
4.13%                                           10/15/14                         260                           263
4.50%                                           07/16/18                          40                            41
McDonald's Corp.
6.30%                                           03/01/38                         150                           162
MetLife, Inc. (Series A)
6.82%                                           08/15/18                          59                            59
Midamerican Energy Holdings Co.
6.13%                                           04/01/36                          55                            54 (h)
Morgan Stanley
5.05%                                           01/21/11                         200                           204
7.30%                                           05/13/19                         162                           168
Munich Re America Corp. (Series B)
7.45%                                           12/15/26                          55                            51 (h)
New York Life Global Funding
5.38%                                           09/15/13                          55                            57 (b)
NGPL Pipeco LLC
7.12%                                           12/15/17                         259                           271 (b)
Northern States Power Co.
6.25%                                           06/01/36                          30                            33 (h)
Northern Trust Corp.
4.63%                                           05/01/14                          60                            62
NorthWestern Corp.
5.88%                                           11/01/14                         100                           102 (h)
Novartis Capital Corp.
4.13%                                           02/10/14                         102                           105
NRG Energy, Inc.
7.38%                                           02/01/16                         130                           123
OPTI Canada Inc.
8.25%                                           12/15/14                          75                            50
Oracle Corp.
5.00%                                           07/08/19                          62                            62
5.75%                                           04/15/18                          18                            19
Pacific Gas & Electric Co.
5.80%                                           03/01/37                         120                           121
Pacificorp
6.25%                                           10/15/37                         102                           111
Pemex Finance Ltd.
9.03%                                           02/15/11                          28                            30 (h)
PepsiAmericas, Inc.
5.00%                                           05/15/17                          23                            22
PepsiCo, Inc.
5.00%                                           06/01/18                          28                            29
7.90%                                           11/01/18                          48                            58
Petroleos Mexicanos
8.00%                                           05/03/19                          15                            16 (b)
Pfizer Inc.
6.20%                                           03/15/19                          56                            61
7.20%                                           03/15/39                          28                            33
JP Morgan Chase & Co.
5.38%                                           10/01/12                         167                           175
Potomac Electric Power Co.
7.90%                                           12/15/38                          21                            26
President and Fellows of Harvard College
5.00%                                           01/15/14                         100                           107 (b)
Princeton University (Series A)
4.95%                                           03/01/19                          20                            20
5.70%                                           03/01/39                          17                            17
Principal Financial Group, Inc.
8.88%                                           05/15/19                          90                            94
Prudential Financial, Inc.
7.38%                                           06/15/19                          62                            61
Public Service Company of Colorado
7.88%                                           10/01/12                          95                           110 (h)
RailAmerica, Inc.
9.25%                                           07/01/17                         134                           129 (b)
Rio Tinto Finance USA Ltd.
8.95%                                           05/01/14                          30                            33
9.00%                                           05/01/19                          42                            47
Roche Holdings Inc.
6.00%                                           03/01/19                          44                            47 (b)
Rogers Communications Inc.
6.80%                                           08/15/18                         104                           112
Sabine Pass LNG LP
7.25%                                           11/30/13                          60                            51
7.50%                                           11/30/16                          40                            32
Safeway Inc.
6.25%                                           03/15/14                         202                           217
Security Benefit Life Insurance
8.75%                                           05/15/16                          60                            18 (b)
Simon Property Group LP (REIT)
6.75%                                           05/15/14                          30                            30
Southern California Edison Co.
5.50%                                           08/15/18                          30                            32
Standard Chartered Bank Hong Kong Ltd.
4.38%                                           12/03/14                          90                            86 (i)
Teck Resources Ltd.
9.75%                                           05/15/14                          62                            64 (b)
10.75%                                          05/15/19                          92                            99 (b)
Telecom Italia Capital S.A.
6.20%                                           07/18/11                          99                           102
7.18%                                           06/18/19                          86                            87
Telefonica Emisiones SAU
5.86%                                           02/04/13                         375                           395
5.88%                                           07/15/19                          62                            64
The Allstate Corp.
7.45%                                           05/16/19                          44                            48
The Goldman Sachs Group, Inc.
5.25%                                           10/15/13                         120                           122
6.00%                                           05/01/14                         172                           180
7.50%                                           02/15/19                         102                           109
The Potomac Edison Co.
5.35%                                           11/15/14                          40                            38 (h)
The Procter & Gamble Co.
5.50%                                           02/01/34                          28                            29
The Toledo Edison Company
7.25%                                           05/01/20                          30                            33
The Travelers Companies, Inc.
5.80%                                           05/15/18                          34                            35
Thomson Reuters Corp.
5.95%                                           07/15/13                          26                            27
TIAA Global Markets Inc.
4.95%                                           07/15/13                         169                           174 (b)
Time Warner Cable Inc.
6.20%                                           07/01/13                         126                           133
6.75%                                           07/01/18                          78                            81
8.25%                                           04/01/19                          28                            32
8.75%                                           02/14/19                          86                           100
TransCanada Pipelines Ltd.
6.50%                                           08/15/18                          21                            23
Transocean Inc.
6.00%                                           03/15/18                          68                            71
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                           02/11/10                         100                           101
United Technologies Corp.
6.13%                                           07/15/38                          20                            22
Verizon Communications Inc.
6.35%                                           04/01/19                          16                            17
6.40%                                           02/15/38                          40                            39
6.90%                                           04/15/38                          52                            54
8.75%                                           11/01/18                          50                            59
Verizon Global Funding Corp.
7.25%                                           12/01/10                         105                           112
Verizon Pennsylvania Inc.
8.75%                                           08/15/31                          55                            62 (h)
Verizon Wireless Capital LLC
5.55%                                           02/01/14                         128                           136 (b)
7.38%                                           11/15/13                         184                           206 (b)
Walgreen Co.
4.88%                                           08/01/13                          70                            74
5.25%                                           01/15/19                          62                            64
Wal-Mart Stores, Inc.
5.80%                                           02/15/18                         214                           233
WEA Finance LLC
7.50%                                           06/02/14                          92                            91 (b)
WellPoint, Inc.
6.00%                                           02/15/14                          30                            31
Wells Fargo & Co.
4.38%                                           01/31/13                          35                            35
5.63%                                           12/11/17                         125                           123
Westar Energy, Inc.
7.13%                                           08/01/09                         150                           150 (h)
Wyeth
5.50%                                           03/15/13                         120                           128
XTO Energy Inc.
6.38%                                           06/15/38                          34                            34
6.50%                                           12/15/18                          23                            25
                                                                                                            14,529

Non-Agency Collateralized Mortgage Obligations - 1.2%
Banc of America Commercial Mortgage Inc.
5.32%                                           09/10/47                          87                            81 (h)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                           04/10/49                         100                            21 (i,q)
Banc of America Funding Corp.
5.61%                                           03/20/36                          49                             4 (h,i,q)
5.70%                                           02/20/36                          99                            10 (h,i,q)
Banc of America Mortgage Securities Inc. (Class B)
5.36%                                           01/25/36                          50                             4 (h,i)
Bear Stearns Commercial Mortgage Securities
4.75%                                           02/13/46                         120                           104 (i)
5.24%                                           12/11/38                          45                            24
5.33%                                           02/11/44                          80                            65
5.48%                                           10/12/41                         145                           141 (h)
5.57%                                           03/11/39                          39                            38 (h,i)
5.61%                                           06/11/50                          90                            81
5.69%                                           06/11/50                          60                            49 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.54%                                           10/12/41                         120                           102
5.63%                                           04/12/38                          40                            39 (i)
5.92%                                           06/11/50                          60                            33 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                           09/11/42                          20                             3 (i,q)
Countrywide Alternative Loan Trust
5.94%**                                         05/25/36                          18                             - (h,i,q)
6.00%**                                         03/25/36 - 08/25/36               61                             - (h,q)
Countrywide Alternative Loan Trust (Class B)
6.00%                                           05/25/36 - 08/25/36               27                             1 (h,q)
Credit Suisse Mortgage Capital Certificates
5.47%                                           09/15/39                         128                            90 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                           02/25/36                          24                             2 (h,i,q)
CS First Boston Mortgage Securities Corp.
0.83%                                           07/15/37                         863                            14 (h,i,q)
5.34%                                           10/25/35                          44                             5 (h,i,q)
Greenwich Capital Commercial Funding Corp.
5.60%                                           12/10/49                         130                           118
Indymac INDA Mortgage Loan Trust
5.15%                                           01/25/36                         100                             3 (h,i,q)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                           01/25/36                          99                            10 (h,i,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                           08/12/37                         150                           134 (i)
6.07%                                           02/12/51                         150                            93
6.40%                                           02/12/51                          30                             2 (i,q)
LB Commercial Conduit Mortgage Trust
5.84%                                           07/15/44                          50                            46 (i)
LB-UBS Commercial Mortgage Trust
0.92%                                           01/18/12                       1,289                            16 (h,i,q)
1.00%                                           01/15/36                         472                            17 (h,q)
4.95%                                           09/15/30                          50                            43
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                           07/14/16                          26                            25 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                           07/15/40                          50                             3 (i,q)
LB-UBS Commercial Mortgage Trust (Class X)
0.30%                                           12/15/39                       1,060                            12 (h,i,q)
MASTR Alternative Loans Trust
5.00%                                           08/25/18                          37                             3 (g,h,r)
MLCC Mortgage Investors Inc.
5.22%                                           02/25/36                          50                             3 (h,i)
Morgan Stanley Capital I
5.16%                                           10/12/52                         100                            85 (i)
5.28%                                           12/15/43                          58                            55 (h)
5.33%                                           12/15/43                          58                            43 (h)
5.39%                                           11/12/41                         162                            59 (h,i)
5.44%                                           02/12/44                         350                           294 (b)
5.69%                                           04/15/49                         300                           219 (i)
5.71%                                           07/12/44                         100                            84 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                           03/15/30                           3                             3 (h)
Opteum Mortgage Acceptance Corp.
0.28%                                           02/25/35                         143                            76 (d,h,i)
Residential Accredit Loans Inc.
6.00%                                           01/25/36                         236                            11 (h,q)
Structured Asset Securities Corp. (Class X)
2.17%**                                         02/25/28                          57                             - (i,q)
Wells Fargo Mortgage Backed Securities Trust
5.50%                                           01/25/36 - 03/25/36              195                            35 (h)
                                                                                                             2,403

Sovereign Bonds - 0.3%
Government of Brazil
8.00%                                           01/15/18                          39                            44
Government of Colombia
7.38%                                           09/18/37                         100                           102
Government of Dominican
9.50%                                           09/27/11                          71                            70
Government of Indonesia
11.63%                                          03/04/19                         100                           127 (b)
Government of Korea
5.75%                                           04/16/14                          20                            21
Government of Manitoba Canada
4.90%                                           12/06/16                          60                            62 (h)
Government of Panama
6.70%                                           01/26/36                          55                            53
Government of Quebec Canada
7.50%                                           09/15/29                          90                           110
Government of Venezuela
5.38%                                           08/07/10                          48                            45
10.75%                                          09/19/13                           7                             6
                                                                                                               640

Municipal Bonds and Notes - 0.1%
New Jersey State Turnpike Authority
7.41%                                           01/01/40                          65                            76
New Jersey Transportation Trust Fund Authority
6.88%                                           12/15/39                          15                            15
Dallas Area Rapid Transit
6.00%                                           12/01/44                          40                            41
                                                                                                               132

Total Bonds and Notes                                                                                       56,162
(Cost $57,429)



------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                             16,748                           200 (o)
Industrial Select Sector SPDR Fund                                            33,432                           734 (o)

Total Exchange Traded Funds                                                                                    934
(Cost $1,503)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                            176 (j)
(Cost $319)

Total Investments in Securities                                                                            164,000
(Cost $188,081)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 19.5%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.28%                                                                                                       38,906 (d,p)
(Cost $38,906)

Total Investments                                                                                          202,906
(Cost $226,987)

Liabilities in Excess of Other Assets, net - (1.7)%                                                         (3,433)


                                                                                                -------------------
NET ASSETS  - 100.0%                                                                                     $ 199,473
                                                                                                ===================




------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------


The Elfun Diversified Fund had the following long futures contracts open at June 30, 2009 (unaudited)

                  Description                      Expiration date       Number of    Current           Unrealized
                                                                         Contracts    Notional Value  Appreciation/
                                                                                                      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

DJ Euro Stoxx 50 Index Futures                      9/18/2009                3            $ 101                $ -
FTSE 100 Index Futures                              9/18/2009                1               69                 (1)
S&P 500 Index Futures                               9/17/2009                1              229                  2
S&P Midcap 400 Emini Index futures                  9/18/2009                2              115                  1
Topix Index Futures                                 9/11-2009                1               96                  -



The Elfun Diversified Fund had the following short futures contracts open at June 30, 2009 (unaudited):

Description                                        Expiration Date       Number of    Current Notional     Unrealized
                                                                         Contracts      Value              Appreciation/
                                                                                                          (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
2Yr.U.S. Treasury Notes  Futures                    9/30/2009               9          $(1,946)              $ (3)
5 Yr.U.S. Treasury Notes  Futures                   9/30/2009               2             (229)                 -
10Yr.U.S. Treasury Notes  Futures                   9/30/2009              26           (3,023)               (25)


                                                                                                -------------------
                                                                                                             $ (26)
                                                                                                ===================


The Elfun Diversified Fund was invested in the following Countries at June 30, 2009 (unaudited)

Country                                                                                       Percentage (based on Market Value)
-----------------------------------------------------------------------------------------------------------------------------------

United States                                                                                               78.11%
United Kingdom                                                                                               2.92%
Switzerland                                                                                                  2.83%
Japan                                                                                                        2.71%
France                                                                                                       2.38%
Canada                                                                                                       1.76%
Germany                                                                                                      1.45%
Brazil                                                                                                       0.92%
China                                                                                                        0.92%
Spain                                                                                                        0.86%
South Korea                                                                                                  0.54%
Australia                                                                                                    0.49%
Taiwan                                                                                                       0.46%
Italy                                                                                                        0.40%
India                                                                                                        0.39%
Netherlands                                                                                                  0.35%
South Africa                                                                                                 0.30%
Mexico                                                                                                       0.25%
Hong Kong                                                                                                    0.21%
Finland                                                                                                      0.20%
Luxembourg                                                                                                   0.19%
Singapore                                                                                                    0.15%
Russia                                                                                                       0.14%
Chile                                                                                                        0.12%
Ireland                                                                                                      0.11%
Turkey                                                                                                       0.09%
Sweden                                                                                                       0.09%
Indonesia                                                                                                    0.09%
Cayman Islands                                                                                               0.07%
Denmark                                                                                                      0.06%
Peru                                                                                                         0.05%
Israel                                                                                                       0.05%
Colombia                                                                                                     0.05%
Jamaica                                                                                                      0.05%
Dominican Republic                                                                                           0.03%
Philippines                                                                                                  0.03%
Greece                                                                                                       0.03%
Panama                                                                                                       0.03%
Czech Republic                                                                                               0.03%
Malaysia                                                                                                     0.03%
Venezuela                                                                                                    0.03%
Egypt                                                                                                        0.02%
Thailand                                                                                                     0.01%


                                                                                                -------------------
                                                                                                           100.00%
                                                                                                ===================


The Elfun Diversified Fund was invested in the following Sectors at June 30,
2009 (unaudited):

Sector                                                                                           Percentage (based on Market Value)
------------------------------------------------------------------------------------------------------------------------------------
Short-Term                                                                                                  19.17%
Agency Mortgage Backed                                                                                       9.17%
Corporate Notes                                                                                              7.16%
U.S. Treasuries                                                                                              6.38%
Oil, Gas & Consumable Fuels                                                                                  3.66%
Commercial Banks                                                                                             3.20%
Capital Markets                                                                                              3.20%
Federal Agencies                                                                                             2.73%
Communications Equipment                                                                                     2.70%
Software                                                                                                     2.20%
Media                                                                                                        2.11%
Energy Equipment & Services                                                                                  2.05%
Biotechnology                                                                                                1.79%
Wireless Telecommunication Services                                                                          1.72%
Insurance                                                                                                    1.72%
Healthcare Equipment & Supplies                                                                              1.63%
Pharmaceuticals                                                                                              1.63%
Chemicals                                                                                                    1.53%
Metals & Mining                                                                                              1.50%
Semiconductors & Semiconductor Equipment                                                                     1.39%
Beverages                                                                                                    1.35%
Food Products                                                                                                1.32%
IT Services                                                                                                  1.22%
Healthcare Providers & Services                                                                              1.19%
Non-Agency Collateralized Mortgage Obligations                                                               1.18%
Specialty Retail                                                                                             1.17%
Diversified Financial Services                                                                               1.17%
Commercial Services & Supplies                                                                               1.00%
Multi-Utilities                                                                                              0.89%
Electric Utilities                                                                                           0.81%
Internet Software & Services                                                                                 0.80%
Aerospace & Defense                                                                                          0.80%
Real Estate Management & Development                                                                         0.71%
Diversified Telecommunication Services                                                                       0.65%
Industrial Conglomerates                                                                                     0.63%
Agency Collateralized Mortgage Obligations                                                                   0.59%
Life Sciences Tools & Services                                                                               0.58%
Food & Staples Retailing                                                                                     0.58%
Personal Products                                                                                            0.57%
Household Products                                                                                           0.51%
Computers & Peripherals                                                                                      0.50%
Exchange Traded Fund                                                                                         0.46%
Hotels Restaurants & Leisure                                                                                 0.45%
Construction & Engineering                                                                                   0.43%
Machinery                                                                                                    0.42%
Multiline Retail                                                                                             0.40%
Electrical Equipment                                                                                         0.36%
Electronic Equipment, Instruments & Components                                                               0.32%
Sovereign Bonds                                                                                              0.32%
Automobiles                                                                                                  0.27%
Professional Services                                                                                        0.25%
Road & Rail                                                                                                  0.25%
Tobacco                                                                                                      0.22%
Textiles Apparel & Luxury Goods                                                                              0.18%
Construction Materials                                                                                       0.13%
Water Utilities                                                                                              0.11%
Other Investments                                                                                            0.09%
Real Estate Investment Trusts (REIT's)                                                                       0.08%
Asset Backed                                                                                                 0.08%
Thrifts & Mortgage Finance                                                                                   0.06%
Gas Utilities                                                                                                0.05%
Household Durables                                                                                           0.05%
Municipal Bonds And Notes                                                                                    0.05%
Paper & Forest Products                                                                                      0.04%
Auto Components                                                                                              0.02%
Muncipal Bonds And Notes                                                                                     0.02%
Independent Power Producers & Energy Traders                                                                 0.02%
Transportation Infrastructure                                                                                0.01%


                                                                                                -------------------
                                                                                                           100.00%
                                                                                                ===================


            Notes to Schedules of Investments (dollars in thousands)
                            June 30, 2009 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $23,633; $3,522; $11,240 and $14,101 or 8.75%, 1.77%, 0.66%
         and 4.38%of net assets for the Elfun Money Market Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(l) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2009 (as a percentage of net assets) as follows:

         FSA               10.25%

         AMBAC             10.17%

        (n) Treasury Inflation Protected Securities.

        (o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

        (p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

        (q) Illiquid Securities. At June 30, 2009, these securities amounted to $18,710 and $361 or 5.82% and 0.18% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

   The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date







     + Percentages are based on net assets as of June 30, 2009.

     * Less than 0.1%

     ** Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
Regd.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

Elfun Diversified Fund
                                                                 Level 1          Level 2        Level 3           Total
                                                          ------------------------------------------------------------------
Investments in Securities                                     $146,568,864     $55,759,213      $ 578,144     $ 202,906,221
Other Financial Instruments                                      $ (23,904)            $ -            $ -         $ (23,904)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                                             investments                   other financial
                                                                            in securities                    instruments
                                                                           ----------------               ------------------
Balance at 12/31/08                                                            $ 6,398,993                              $ -
          Accrued discounts/premiums                                               (54,949)                               -
          Realized gain (loss)                                                    (266,154)                               -
          Change in unrealized appreciation (depreciation)                          16,812                                -
          Net purchases (sales)                                                 (5,278,379)                               -
          Net transfers in and out of Level 3                                     (238,179)                               -
                                                                           -------------------------------------------------
Balance at 6/30/09                                                               $ 578,144                              $ -
Change in unrealized loss relating to securities still
  held at 6/30/09                                                                $ 381,431

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

                                           Asset Derivatives June 30, 2009
                                  ----------------------------------------------------------------
Derivatives not accounted                                          Notional Value/
for as hedging instruments                   Balance              No. of Contracts
under FASB Statement 133                  Sheet Location           Long/(Short)        Fair Value
                                  ----------------------------------------------------------------

Elfun Diversified Fund
-------------------------------------------------------------------------------------------------
Interest Rate Contracts           Payables, Net Assets -              10,490             3,666
                                  Unrealized Appreciation/
                                  (Depreciation)


                                  Liability Derivatives June 30, 2009
                                  ---------------------------------------------------------------
Derivatives not accounted                                           Notional Value/
for as hedging instruments                   Balance               No. of Contracts
under FASB Statement 133                  Sheet Location            Long/(Short)       Fair Value
                                  ---------------------------------------------------------------

Elfun Diversified Fund
-------------------------------------------------------------------------------------------------
Equity Contracts                  Receiveables, Net Assets -         (4,600,000)      (27,570)*
                                  Unrealized Appreciation/
                                  (Depreciation)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 26, 2009